Stock-Based Compensation (Details) - Schedule of New Allotments	12 Months Ended
Dec. 31, 2023 shares
Schedule of New Allotments [Line Items]
No.of ordinary shares	22,600,000
March 30, 2023 [Member]
Schedule of New Allotments [Line Items]
Eligible Recipients	Chairman of the Board
Terms of the instrument	Restricted share units	[1]
No.of ordinary shares	1,340,000
Vesting Conditions	12 quarterly tranches
March 30, 2023 [Member]
Schedule of New Allotments [Line Items]
Eligible Recipients	Chairman of the Board
Terms of the instrument	Performance share units	[1]
No.of ordinary shares	1,340,000
Vesting Conditions	Vesting upon achievement of performance conditions
April 20, 2023 [Member]
Schedule of New Allotments [Line Items]
Eligible Recipients	Chief Executive Officer
Terms of the instrument	Restricted share units	[2]
No.of ordinary shares	1,910,000
Vesting Conditions	12 quarterly tranches
April 20, 2023 [Member]
Schedule of New Allotments [Line Items]
Eligible Recipients	Chief Executive Officer
Terms of the instrument	Performance share units	[2]
No.of ordinary shares	1,910,000
Vesting Conditions	Vesting upon achievement of performance conditions
June 25, 2023 [Member]
Schedule of New Allotments [Line Items]
Eligible Recipients	Company Employees
Terms of the instrument	Restricted Share Units	[3]
No.of ordinary shares	11,217,000
Vesting Conditions	12 quarterly tranches
August 30, 2023 [Member]
Schedule of New Allotments [Line Items]
Eligible Recipients	Company Employees
Terms of the instrument	Restricted Share Units	[3]
No.of ordinary shares	190,000
Vesting Conditions	12 quarterly tranches
October 12, 2023 [Member]
Schedule of New Allotments [Line Items]
Eligible Recipients	Directors
Terms of the instrument	Restricted Share Units	[4]
No.of ordinary shares	3,831,000
Vesting Conditions	12 quarterly tranches
November 11, 2023 [Member]
Schedule of New Allotments [Line Items]
Eligible Recipients	Company Employees
Terms of the instrument	Restricted Share Units	[3]
No.of ordinary shares	862,000
Vesting Conditions	12 quarterly tranches

[1]	On March 30, 2023, the Chairman of the Board, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chairman of the Board had waived. The incremental fair value of this grant, amounting to USD 87 thousand, is recognized over the course of 12 quarterly installments. The Chairman was also granted performance share units, which will vest in full upon the achievement of one of the following milestones: (i) engagement with a strategic partner/investor/corporation operating in the field of food, healthcare, pharmaceuticals, or printing for an investment in the company or its subsidiaries, in cash in an amount of not less than USD 500 thousand; (ii) submission of a regulatory approval to the U.S. FDA, Singapore Food Agency or European Food Safety Authority, for the commercial sale or distribution of Company’s products; or (iii) engagement with a strategic partner/corporation operating in the field of food, healthcare, pharmaceuticals or printing in a joint development agreement to collaborate to develop technology or products for the purpose of later commercialization. As of December 31, 2023, the Company’s management assessed the completion percentage of a milestone, leading to the recognition of share-based payment expenses amounting to USD 61 thousand.
[2]	On April 20, 2023, the Chief Executive Officer, who had waived unvested, out-of-the-money options, was granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of out-of-the-money options that the Chief Executive Officer had waived. The incremental fair value of this grant, amounting to USD 134 thousand, is recognized over the course of 12 quarterly installments. The Chief Executive Officer was also granted performance share units, which will vest in full upon the achievement of one of the aforementioned milestones. As of December 31, 2023, the Company’s management assessed the completion percentage of a milestone, leading to the recognition of share-based payment expenses amounting to USD 87 thousand.
[3]	On June 25, 2023, Company employees were granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of unvested out-of-the-money options that employees had separately waived. This incremental fair value, in the amount of USD 820 thousand, will be recognized over the course of 12 quarterly installments. During 2023, the Company issued restricted share units to its new employees, with a fair value of USD 164 thousand. The assumption for estimate the incremental fair value are detailed in table below.
[4]	In August 2023, members of the Company’s Board of Directors were granted restricted share units. The incremental fair value of the grant was calculated as the difference between the fair value of the restricted share units and the net fair value of unvested out-of-the-money options that employees had separately waived. This incremental fair value, in the amount of USD 389 thousand, will be recognized over the course of 12 quarterly installments. The assumption for estimate the incremental fair value are detailed in table below.